Segment information - Schedule of reportable segments (Details) - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of operating segments [line items]
Revenue	€ 44,696	€ 420,400	€ 412,956
Operating expenses	(84,631)	(249,662)	(239,447)
Adjusted EBITDA	(39,935)	170,738	173,509
Depreciation and amortisation	(116,318)	(113,581)	(105,133)
Of which exceptional items	(274,289)	(15,958)	(9,853)
Operating (Loss) / Profit	(430,542)	41,199	58,523
Central costs
Disclosure of operating segments [line items]
Revenue	0	0	0
Operating expenses	(46,587)	(76,535)	(74,931)
Adjusted EBITDA	(46,587)	(76,535)	(74,931)
TFSS
Disclosure of operating segments [line items]
Revenue	30,826	359,557	349,251
TFSS | Operating segments
Disclosure of operating segments [line items]
Revenue	30,826	359,557	349,251
Operating expenses	(29,034)	(144,124)	(136,187)
Adjusted EBITDA	1,792	215,433	213,064
AVPS
Disclosure of operating segments [line items]
Revenue	13,870	60,843	63,705
AVPS | Operating segments
Disclosure of operating segments [line items]
Revenue	13,870	60,843	63,705
Operating expenses	(9,010)	(29,003)	(28,329)
Adjusted EBITDA	4,860	31,840	35,376
Fixed cost
Disclosure of operating segments [line items]
Operating expenses	(74,700)	(158,500)	(156,700)
Variable cost
Disclosure of operating segments [line items]
Operating expenses	(10,300)	(91,100)	(82,600)
Fixed personnel cost
Disclosure of operating segments [line items]
Operating expenses	(50,800)	(102,400)	(96,100)
Fixed non personnel cost
Disclosure of operating segments [line items]
Operating expenses	€ (23,900)	€ (56,100)	€ (60,600)